Prepaid charter revenue, current and non-current (Tables)	12 Months Ended
Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Amortization [Table Text Block]
Period			Amount
January 1, 2012	to	December 31, 2012	$3,058
January 1, 2013	to	December 31, 2013	3,050
January 1, 2014	to	October 3, 2014	2,301